Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	SCI Engineered Materials, Inc.
Entity Central Index Key	0000830616
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the “Proxy Statement Amendment”) to the definitive proxy statement on Schedule 14A (the “Proxy Statement”) filed by SCI Engineered Materials, Inc. (the “Company”) with the Securities and Exchange Commission on May 19, 2025 amends and replaces the form of proxy (the “Form of Proxy”) as included in the Proxy Statement. The information set forth in the Proxy Statement remains unchanged except as set forth in this Proxy Statement Amendment, in which case the information in the Proxy Statement is superseded by the information in this Proxy Statement Amendment. Amendment to the Form of Proxy Item 1 of the Form of Proxy as included with the Proxy Statement provided that seven directors would be elected at the annual meeting. Since that time director nominee Jeremy Jones has withdrawn his acceptance of his nomination and decided not to seek election to the Company’s Board of directors. As a result, all references of Mr. Jones are deleted from the Proxy Statement. By this Proxy Statement Amendment, the Company is filing an amended form of proxy (the “Amended Form of Proxy”). The amendment is necessary to make the Form of Proxy consistent with the fact that only six directors will be elected at the at the Annual Meeting of Shareholders. The soliciting materials distributed to shareholders contained the Amended Form of Proxy.